Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	1-8 years
Motor vehicles	4-8 years

Weighted Average Useful Lives of Intangible Assets

Intangible assets have weighted average useful lives from the date of purchase/ acquisition as follows:

Purchased software	4.4 years
Radio spectrum license	15 years
Contract backlog*	4.9 years
Customer relationships*	8.8 years
Supplier relationships*	10 years
Licenses*	15 years
Trade Name*	20 years
Platform software*	5 years
Non-compete agreement*	5 years
Internal use software	4.9 years

*	Acquired in the acquisitions of subsidiaries.

Summary of Impairment Charges Associated with Long-Lived Assets and Acquired Intangibles

The Company recorded impairment charges associated with its long-lived assets and acquired intangibles as follows:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Impairment of equipment	—	238,144	237,956	36,443
Impairment of intangible assets	—	154,803	163,852	25,314

Interest Expense

As a result of total interest costs capitalized during the period, the interest expense for the year ended December 31, 2015, 2016 and 2017, was as follows:

	2015	2016	2017
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds	172,677	113,367	63,354	9,738
Interest expense on bank and other borrowings	55,391	46,377	87,916	13,512
Interest expense on capital lease	57,189	66,687	63,757	9,799

Total interest costs	285,257	226,431	215,027	33,049
Less: Total interest costs capitalized	(11,073)	(27,842)	(29,714)	(4,567)

Interest expense, net	274,184	198,589	185,313	28,482